Information on how numbers were calculated (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
Research and development expenses	€ 44,582,136	€ 25,028,554	€ 14,414,628
Third-party services
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
Research and development expenses	36,783,223	15,909,366	8,856,431
Manufacturing of clinical material
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
Research and development expenses	13,479,235	4,828,534	5,558,719
Clinical, pre-clinical
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
Research and development expenses	23,303,988	11,080,832	3,297,712
Personnel expenses
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
Research and development expenses	6,231,812	8,037,082	4,680,877
Share-based Compensation
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
Research and development expenses	2,580,983	5,256,194	3,070,707
Legal and consulting fees
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
Research and development expenses	668,676	421,041	643,074
Other expenses
SummaryOfInformationOnHowNumbersWereCalculatedLineItems [Line Items]
Research and development expenses	€ 898,425	€ 661,065	€ 234,129